Segment disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment disclosures [Text Block]

16 Segment disclosures

The Company operations are conducted in three reportable segments: real estate development in the United States ("Real Estate"), solar energy projects in Puerto Rico ("Solar Energy") and corporate headquarters located in Canada ("Corporate"). The Company reports information about its operating segments based on the manner in which the Company's chief decision maker views and evaluates the Company's business.

As the Company capitalizes all directly attributable costs related to its Real Estate and Solar Energy segments in accordance with the accounting policy for investment properties and intangibles assets, all material items of profit and loss are attributable to the Corporate segment.

	As at December 31, 2024				As at December 31, 2023 (note 2)
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	10,162,415	8,225,009	1,876,420	20,263,844	8,336,079	7,175,580	2,602,101	18,113,760
Net additions to non-current, non-financial assets	1,826,336	1,049,429	31,545	2,907,310	2,879,660	1164,031	(625,827)	2,417,864
Total liabilities	4,256,795	64,168	11,854,735	16,175,698	4,655,747	139,698	8,317,254	13,112,699
Loss
Interest expense	(550,338)	-	(1,114,306)	(1,664,644)	(1,398)	-	(208,637)	(210,035)
Interest income	-	-	-	-	-	-	29,333	29.333
Loss	(688,681)	(7,093)	(4,439,802)	(5,135,576)	(105,015)	(8,484)	(2,700,336)	(2,813,835)

	As at December 31, 2022 (note 2)
	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$
Total assets	5,456,419	7,001,549	2,595,162	15,053,130
Net additions to non-current, non-financial assets	3,604,932	838,045	75,197	4,518,174
Total liabilities	785,398	142,776	8,457,316	9,385,489
Loss
Interest expense	(1,720)	-	(32,410)	(34,130)
Interest income	-	-	1,098	1,098
Loss	(66,996)	(15,078)	(6,492,564)	(6,574,638)

Entity wide disclosures

Information about geographical areas:

	Canada	California	Puerto Rico	Total
As at December 31, 2024
Non-current assets	$82,737	$10,162,415	$8,225,009	$18,470,161
As at December 31, 2023
Non-current assets (note 2)	$51,192	$8,336,079	$7,175,580	$15,562,851
As at December 31, 2022
Non-current assets (note 2)	$677,019	$5,456,419	$7,011,549	$13,144,987